Nature of Business and Liquidity (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jan. 28, 2021	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Cash	$ 3,554		$ 7,401
Working capital deficiency	$ 15,241
Poly Met Mining, Inc [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of ownership interest in subsidiary	100.00%
Glencore [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of ownership	71.50%
Glencore [Member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures		$ 7,000
Glencore [Member] | Convertible Debt [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures	$ 20,000
Glencore [Member] | Convertible Debt [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures	30,000
Glencore [Member] | Unsecured Convertible Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures	$ 23,000